INITIAL PUBLIC OFFERING (Details) - $ / shares			12 Months Ended
	Feb. 28, 2018	Feb. 12, 2018	Dec. 31, 2019
Shares Issued, Price Per Share	$ 10.10
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 5.20
Mudrick Capital Acquisition Corporation [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Mudrick Capital Acquisition Corporation [Member] | IPO [Member]
Stock Issued During Period, Shares, New Issues		200,000,000	20,800,000
Shares Issued, Price Per Share		$ 10.00	$ 10.00
Mudrick Capital Acquisition Corporation [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	800,000
Shares Issued, Price Per Share	$ 10.00
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50